Lease	12 Months Ended
Dec. 31, 2021
Lease
Lease

15. Lease

The Group has operating leases mainly for offices, offline experience centers, customer service centers and logistics centers. The Group adopted ASC 842 effective January 1, 2019. ASC 842 requires lessees to recognize right-of-use assets and lease liabilities on the balance sheet. The Group has applied practical expedient to not recognize short-term leases with lease terms of one year or less on the balance sheet.

Operating lease cost for the years ended December 31, 2019, 2020 and 2021 was RMB42,315, RMB56,841and RMB47,005, respectively, which excluded cost of short-term contracts. Short-term lease costs for the years ended December 31, 2019, 2020 and 2021 were RMB17,629, RMB6,916 and RMB3,327, respectively.

15. Lease (Continued)

A summary of supplemental information related to operating leases as of December 31, 2020 and 2021 is as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Operating lease ROU assets	105,938	20,809
Operating lease liabilities-current	40,204	13,721
Operating lease liabilities-non-current	70,427	7,946
Total operating lease liabilities	110,631	21,667
Weighted average remaining lease term	2.91	1.97
Weighted average discount rate	11.5%	9.3%

	For the year ended December 31,
	2020	2021
	RMB	RMB
Operating cash flows for operating leases	56,841	51,933
ROU assets obtained in exchange for new operating lease liabilities	6,274	3,565

A summary of maturity of operating lease liabilities under the Group’s non-cancellable operating leases as of December 31, 2021 is as follows:

As of December 31, 2021
RMB
2022	15,427
2023	4,924
2024	2,849
2025	763
Total lease payments	23,963
Less: interest	(2,296)
Present value of operating lease liabilities	21,667

As of December 31, 2021, the Group has no significant lease contract that has been entered into but not yet commenced.